RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related-Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
4.    RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Administrative expenses incurred with the Plan’s trustee were not material for the years ended December 31, 2025 and 2024. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund. In addition, the Plan allows for loans to participants and investment in Valero’s common stock. Valero, the sponsor of the Plan, provides accounting and administrative services at no cost to the Plan. These transactions are party-in-interest transactions under ERISA and are covered by an exemption from the “prohibited transactions” provisions of ERISA and the Code.